As filed with the Securities and Exchange Commission on December 2, 1999

                                              1933 Act Registration No. 33-39659
                                              1940 Act Registration No. 811-6292


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]
                      Pre-Effective Amendment No. ___   [   ]
                      Post-Effective Amendment No. 29   [ X ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
                             Amendment No. 29 [ X ]
                        (Check appropriate box or boxes.)

                          PAINEWEBBER INVESTMENT TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000


                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ROBERT A. WITTIE, ESQ.
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, N.W. 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone (202) 778-9000


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.
[   ]     Immediately upon filing pursuant to Rule 485(b)
[ X ]     On December 10, 1999 pursuant to Rule 485(b)
[   ]     60 days after filing pursuant to Rule 485(a)(1)
[   ]     On _____________ pursuant to Rule 485(a)(1)
[   ]     75 days after filing pursuant to Rule 485(a)(2)
[   ]     On _____________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment designates December 10, 1999 as the new effective date for Post-Effective Amendment No. 28, which was filed October 4, 1999 with a December 3, 1999 effective date.


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Tactical Allocation Fund.

Parts A and B of the registration statement were previously filed.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.  Exhibits
-------   --------

(1)       Amended and Restated Declaration of Trust 1/

(2)       Restated By-Laws 1/

(3) Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/

(4)       (a) Investment Advisory and Administration Contract applicable to
              PaineWebber Tactical Allocation Fund 3/

          (b) Investment Advisory and Administration Contract applicable to PaineWebber Global Equity Fund 4/

          (c) Sub-Advisory Contract with Invista Capital Management, LLC applicable to PaineWebber Global Equity Fund 4/

(5)       (a) Distribution Contract for Class A Shares 5/

          (b) Distribution Contract for Class B Shares 5/

          (c) Distribution Contract for Class C Shares 5/

          (d) Distribution Contract for Class Y Shares 5/

          (e) Exclusive Dealer Agreement with respect to Class A Shares 5/

          (f) Exclusive Dealer Agreement with respect to Class B Shares 5/

          (g) Exclusive Dealer Agreement with respect to Class C Shares 5/

          (h) Exclusive Dealer Agreement with respect to Class Y Shares 5/

(6)       Bonus, profit sharing or pension plans - none

(7)       Custody Contract 1/

(8)       Transfer Agency Services and Shareholder Services Agreement 6/

(9)       Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)      Financial statements omitted from prospectus - none

(12)      Purchase Agreement 1/

(13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 4/

          (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

          (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

(14)      and

(27)      Financial Data Schedule (not applicable)

(15)      Plan pursuant to Rule 18f-3 7/

------------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on February 27, 1998.

2/ Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

4/ Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 15 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.

6/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on September 1, 1998

7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on August 29, 1996.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          None.

Item 25.  Indemnification
          ---------------

          Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

          Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

          Section 9 of each Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Each Contract also provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

          Section 6 of the Sub-Investment Advisory Agreement between Mitchell Hutchins and Invista Capital Management, LLC ("Invista") provides that Invista shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Invista in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement.

          Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

          Section 10 of each Distribution Contract contains provisions similar to that of the section of the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          (a) Mitchell Hutchins Asset Management Inc. Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

          (b) INVISTA CAPITAL MANAGEMENT, LLC Invista Capital Management, LLC ("Invista") serves as investment sub-adviser for PaineWebber Global Equity Fund. Invista, an Iowa Corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is primarily engaged in the investment advisory business. Information as to the officers and directors of Invista is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

          (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

          ALL-AMERICAN TERM TRUST INC.
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          GLOBAL SMALL CAP FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
          MANAGED HIGH YIELD FUND INC.
          MANAGED HIGH YIELD PLUS FUND INC.
          MITCHELL HUTCHINS LIR MONEY SERIES
          MITCHELL HUTCHINS PORTFOLIOS
          MITCHELL HUTCHINS SERIES TRUST
          PAINEWEBBER AMERICA FUND
          PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
          PAINEWEBBER INDEX TRUST
          PAINEWEBBER INVESTMENT SERIES
          PAINEWEBBER INVESTMENT TRUST
          PAINEWEBBER INVESTMENT TRUST II
          PAINEWEBBER MANAGED ASSETS TRUST
          PAINEWEBBER MANAGED INVESTMENTS TRUST
          PAINEWEBBER MASTER SERIES, INC.
          PAINEWEBBER MUNICIPAL SERIES
          PAINEWEBBER MUTUAL FUND TRUST
          PAINEWEBBER OLYMPUS FUND
          PAINEWEBBER SECURITIES TRUST
          STRATEGIC GLOBAL INCOME FUND, INC.
          2002 TARGET TERM TRUST INC.

          (b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant.



                              Positions and Offices With    Positions and Offices With Underwriter
         Name                         Registrant                      or Exclusive Dealer
         ----                         ----------                      -------------------
Margo N. Alexander*           Trustee and President         President, Chief Executive Officer
                                                            and a Director of Mitchell Hutchins and
                                                            an Executive Vice President and a
                                                            Director of PaineWebber

Mary C. Farrell**             Trustee                       Managing Director, Senior Investment
                                                            Strategist and member of the Investment
                                                            Policy Committee of PaineWebber

Brian M. Storms*              Trustee                       President and Chief Operating Officer of
                                                            Mitchell Hutchins

T. Kirkham Barneby*           Vice President                Managing Director and Chief Investment
                                                            Officer-Quantitative Investments of
                                                            Mitchell Hutchins

John J. Lee**                 Vice President and            Vice President and a Manager of the
                              Assistant Treasurer           Mutual Fund Finance Department of
                                                            Mitchell Hutchins

Kevin J. Mahoney**            Vice President and            First Vice President and a Senior
                              Assistant Treasurer           Manager of the Mutual Fund Finance
                                                            Department of Mitchell Hutchins

Ann E. Moran**                Vice President and            Vice President and a Manager of the
                              Assistant Treasurer           Mutual Fund Finance Department of
                                                            Mitchell Hutchins

Dianne E. O'Donnell**         Vice President and            Senior Vice President and Deputy
                              Secretary                     General Counsel of Mitchell Hutchins

Emil Polito*                  Vice President                Senior Vice President and Director of
                                                            Operations and Control of Mitchell Hutchins

Victoria E. Schonfeld**       Vice President                Managing Director and General Counsel of
                                                            Mitchell Hutchins  and a Senior Vice
                                                            President of PaineWebber

Paul H. Schubert**            Vice President and            Senior Vice President and Director of
                              Treasurer                     the Mutual Fund Finance Department of
                                                            Mitchell Hutchins

Barney A.  Taglialatela**     Vice President and            Vice President and a Manager of the
                              Assistant Treasurer           Mutual Fund Finance Department of
                                                            Mitchell Hutchins

Mark A. Tincher*              Vice President                Managing Director and Chief Investment
                                                            Officer - Equities of Mitchell Hutchins

Keith A. Weller**             Vice President and            First Vice President and Associate General
                              Assistant Secretary           Counsel of Mitchell Hutchins

---------------------
*    The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.
**   The business address of this person is 1285 Avenue of the Americas, New York, New York 10019.

          (c)  None.

Item 28.  Location of Accounts and Records
          --------------------------------

          The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of November, 1999.

                          PAINEWEBBER INVESTMENT TRUST

                          By:   /s/ Dianne E. O'Donnell
                                ---------------------------
                                Dianne E. O'Donnell
                                Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date
---------                           -----                        ----

/s/ Margo N. Alexander              President and Trustee        November 30, 1999
-----------------------------       (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         November 30, 1999
-----------------------------       of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong            Trustee                      November 30, 1999
-----------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      November 30, 1999
-----------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      November 30, 1999
-----------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      November 30, 1999
-----------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      November 30, 1999
-----------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      November 30, 1999
-----------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      November 30, 1999
-----------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      November 30, 1999
-----------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and           November 30, 1999
-----------------------------       Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                          PAINEWEBBER INVESTMENT TRUST

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
------

(1)   Amended and Restated Declaration of Trust 1/

(2)   Restated By-Laws 1/

(3) Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/

(4) (a) Investment Advisory and Administration Contract applicable to PaineWebber Tactical Allocation Fund 3/

      (b) Investment Advisory and Administration Contract applicable to PaineWebber Global Equity Fund 4/

      (c) Sub-Advisory Contract with Invista Capital Management, LLC applicable to PaineWebber Global Equity Fund 4/

(5)   (a) Distribution Contract for Class A Shares 5/

      (b) Distribution Contract for Class B Shares 5/

      (c) Distribution Contract for Class C Shares 5/

      (d) Distribution Contract for Class Y Shares 5/

      (e) Exclusive Dealer Agreement with respect to Class A Shares 5/

      (f) Exclusive Dealer Agreement with respect to Class B Shares 5/

      (g) Exclusive Dealer Agreement with respect to Class C Shares 5/

      (h) Exclusive Dealer Agreement with respect to Class Y Shares 5/

(6)   Bonus, profit sharing or pension plans - none

(7)   Custody Contract 1/

(8)   Transfer Agency Services and Shareholder Services Agreement 6/

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)  Financial statements omitted from prospectus - none

(12)  Purchase Agreement 1/

(13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 4/

      (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

      (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

(14)  and

(27)  Financial Data Schedule (not applicable)

(15)  Plan pursuant to Rule 18f-3 7/

---------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on February 27, 1998.

2/ Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

4/ Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 15 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.

6/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on September 1, 1998

7/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on August 29, 1996.